FAIR VALUE MEASUREMENT - Schedule of major financial instruments measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Securities pledged to an investor	$ 315,796
Derivative asset	$ 694	$ 67
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current	Prepaid Expense and Other Assets, Current
Liabilities
Warrant liabilities	$ 3,340
Third parties
Assets
Derivative asset	694	$ 67
Level 1
Assets
Investment securities	2,221	3,326
Securities pledged to an investor	315,796
Level 1 | Public Warrants Liability
Liabilities
Warrant liabilities	1,996
Level 2
Assets
Derivative asset	694	67
Level 3
Liabilities
Put option liabilities		11,884
Convertible notes		101,912
Exchangeable notes	102,999	454,316
Level 3 | Related parties
Liabilities
Convertible notes	113,910
Level 3 | Third parties
Liabilities
Put option liabilities	309,115
Convertible notes	74,246
Level 3 | Sponsor Warrants
Liabilities
Warrant liabilities	1,344
Recurring
Assets
Investment securities	2,221	3,326
Securities pledged to an investor	315,796
Derivative asset	694	67
Liabilities
Put option liabilities		11,884
Convertible notes		101,912
Exchangeable notes	102,999	$ 454,316
Recurring | Related parties
Liabilities
Convertible notes	113,910
Recurring | Third parties
Liabilities
Put option liabilities	309,115
Convertible notes	74,246
Recurring | Public Warrants Liability
Liabilities
Warrant liabilities	1,996
Recurring | Sponsor Warrants
Liabilities
Warrant liabilities	$ 1,344